Reportable Business Segment Information (Tables)	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Reportable Business Segment

(Millions) Reportable Business Segments	Performance Coatings	Industrial Coatings	Architectural Coatings – EMEA	Optical and Specialty Materials	Glass	Corporate / Eliminations / Non- Segment Items(1)	Consolidated Totals
2012
Net sales to external customers	$4,752	$4,379	$2,147	$1,202	$1,032	$—	$13,512
Intersegment net sales	—	—	—	3	—	(3)	—
Total net sales	$4,752	$4,379	$2,147	$1,205	$1,032	$(3)	$13,512
Segment income	$744	$590	$145	$348	$63	$—	$1,890
Legacy items(2)							(217)
Business restructuring (See Note 7)							(208)
Certain acquisition-related costs(5) (See Note 25)							(5)
Charges related to acquisition of Dyrup and Colpisa (See Note 2)							(6)
Interest expense, net of interest income							(171)
Corporate unallocated(1)							(226)
Income before income taxes							$1,057
Depreciation and amortization (See Note 1)	$112	$87	$115	$32	$53	$22	$421
Share of net earnings (loss) of equity affiliates	1	(1)	2	—	4	3	9
Segment assets(3)	3,993	2,886	2,727	646	914	4,712	15,878
Investment in equity affiliates	10	15	19	—	166	52	262
Expenditures for property	103	184	52	65	46	70	520

2011
Net sales to external customers	$4,626	$4,158	$2,104	$1,204	$1,061	$—	$13,153
Intersegment net sales	—	—	—	3	—	(3)	—
Total net sales	$4,626	$4,158	$2,104	$1,207	$1,061	$(3)	$13,153
Segment income	$673	$438	$123	$326	$97	$—	$1,657
Legacy items(2)							(66)
Interest expense, net of interest income							(168)
Corporate unallocated(1)							(201)
Income before income taxes							$1,222
Depreciation and amortization (See Note 1)	$115	$90	$113	$36	$52	$19	$425
Share of net earnings of equity affiliates	2	1	2	—	24	7	36
Segment assets(3)	4,017	2,614	2,626	610	919	3,596	14,382
Investment in equity affiliates	12	12	20	—	170	47	261
Expenditures for property	79	73	48	54	56	130	440

(Millions) Reportable Business Segments	Performance Coatings	Industrial Coatings	Architectural Coatings – EMEA	Optical and Specialty Materials	Glass	Corporate / Eliminations / Non- Segment Items(1)	Consolidated Totals
2010
Net sales to external customers	4,281	3,708	1,874	1,141	985	—	11,989
Intersegment net sales	—	(1)	1	3	—	(3)	—
Total net sales	4,281	3,707	1,875	1,144	985	(3)	11,989
Segment income	661	378	113	307	74	—	1,533
Legacy items(2)							(67)
Interest expense, net of interest income							(155)
Corporate unallocated(1)							(203)
Income before income taxes							1,108
Depreciation and amortization (See Note 1)	117	95	107	36	56	19	430
Share of net earnings (loss) of equity affiliates	2	2	1	—	26	15	46
Segment assets(3)	4,027	2,620	2,759	597	893	4,079	14,975
Investment in equity affiliates	13	13	18	—	156	216	416
Expenditures for property	89	68	51	39	32	60	339

Geographic Information

(Millions)
Geographic Information	2012	2011	2010
Net sales(4)
The Americas
United States	$5,046	$4,647	$4,334
Other Americas	1,107	1,044	974
Europe, Middle East and Africa (“EMEA”)	4,839	5,043	4,536
Asia Pacific	2,520	2,419	2,145
Total	$13,512	$13,153	$11,989
Segment income
The Americas
United States	$976	$807	$743
Other Americas	98	73	82
EMEA	475	454	387
Asia Pacific	341	323	321
Total	$1,890	$1,657	$1,533
Property—net
The Americas
United States	$1,379	$1,345	$1,274
Other Americas	100	98	106
EMEA	903	841	897
Asia Pacific	506	437	409
Total	$2,888	$2,721	$2,686

(1)
Corporate intersegment net sales represent intersegment net sales eliminations. Corporate unallocated costs include the costs of corporate staff functions not directly associated with the operating segments and certain legal, variable pay, stock-based compensation and benefit costs.

(2)
Legacy items include current costs related to former operations of the Company, including certain environmental remediation, pension and other postretirement benefit costs, legal costs and certain charges which are considered to be non-recurring, including a charge related to flat glass antitrust matters in the third quarter of 2010. The Legacy items for 2012 include an environmental remediation pretax charge of $159 million. The charge relates to continued environmental remediation activities at legacy chemicals sites, primarily at PPG's former Jersey City, N.J. chromium manufacturing plant and associated sites (See Note 15). Legacy items also include equity earnings from PPG’s approximate 40% investment in the former automotive glass and services business.

(3)
Segment assets are the total assets used in the operation of each segment. Corporate assets are principally cash and cash equivalents, cash held in escrow, short term investments, deferred tax assets and the approximate 40% investment in the former automotive glass and services business. Non-segment items also includes the assets of the former Commodity Chemicals Business which has been recast as discontinued operations in the Consolidated Statement of Income (See Note 25).

(4)	Net sales to external customers are attributed to geographic regions based upon the location of the operating unit shipping the product.